Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
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Check here if Amendment [ ]; Amendment Number: __

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

Name:    Palisades Investment Partners, LLC
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Address: 1453 Third Street Promenade
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         Suite 310
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         Santa Monica, CA  91106
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Form 13F File Number: 28-12995
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Quinn R. Stills
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Title:   Chairman, CIO, CCO
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Phone:   310-656-6300
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Signature, Place, and Date of Signing:

/s/ Quinn R. Stills                   Santa Monica, CA                    2/9/10
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(Signature)                           (City, State)                       (Date)

Report type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number          Name

28-01190                      Russell Company
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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
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Form 13F Information Table Entry Total:          51
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Form 13F Information Table Value Total:     876,103
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                                        (thousands)
List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.   Form 13F File Number      Name
         28-
   ---      ---------              ---------------------------------------------

   [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2    COLUMN 3  COLUMN 4           COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------                      --------    --------  --------           --------      --------   --------          --------
                               TITLE OF              VALUE      SHRS OF   SH/   PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                 CLASS        CUSIP   (x$1000)    PRN AMT   PRN   CALL DISCRTION  MANAGERS    SOLE    SHARED    NONE
--------------               ----------   --------- --------    --------  ---   ---- ---------- -------- ---------  ------    ----
ACCENTURE PLC CL A            SHS CL A    G1151C101   4,914      118,400  SH            SOLE                56,400            62,000
AMGEN INC                        COM      031162100   6,602      116,700  SH            SOLE                54,000            62,700
TD AMERITRADE HLDG CORP          COM      87236Y108  12,130      625,884  SH            SOLE               291,092           334,792
ABERCROMBIE + FITCH CO          CL A      002896207   8,578      246,148  SH            SOLE               114,971           131,177
AOL INC                          COM      00184X105     548       23,527  SH            SOLE                10,588            12,940
AVERY DENNISON CORP              COM      053611109   7,304      200,160  SH            SOLE                91,273           108,887
BANK OF AMERICA CORP             COM      060505104  17,780    1,180,600  SH            SOLE               553,200           627,400
BANK OF AMERICA CORP            UNIT      060505419   6,829      457,700  SH            SOLE               222,300           235,400
BIG LOTS INC                     COM      089302103   5,199      179,400  SH            SOLE                82,400            97,000
CITIGROUP INC                    COM      172967101   8,935    2,699,300  SH            SOLE             1,268,700         1,430,600
COMERICA INC                     COM      200340107  22,211      750,372  SH            SOLE               348,322           402,050
COLUMBIA SPORTSWEAR CO           COM      198516106   2,198       56,300  SH            SOLE                26,400            29,900
CISCO SYS INC                    COM      17275R102  17,564      733,674  SH            SOLE               342,800           390,874
CHEVRON CORP                     COM      166764100  19,518      253,517  SH            SOLE               114,830           138,687
DISCOVER FINL SVCS               COM      254709108  28,244    1,920,030  SH            SOLE               894,657         1,025,373
DISNEY WALT CO                   COM      254687106  13,247      410,761  SH            SOLE               197,105           213,656
DOW CHEM CO                      COM      260543103  12,712      460,078  SH            SOLE               217,400           242,678
EBAY INC                         COM      278642103  21,037      894,063  SH            SOLE               414,486           479,577
E TRADE FINL CORP                COM      269246104  20,635   11,724,300  SH            SOLE             5,477,150         6,247,150
EATON CORP                       COM      278058102  12,055      189,484  SH            SOLE                88,897           100,587
FIFTH THIRD BANCORP              COM      316773100   9,655      990,304  SH            SOLE               462,600           527,704
FIRST NIAGARA FINL GROUP INC     COM      33582V108   1,097       78,900  SH            SOLE                37,100            41,800
GENERAL ELEC CO                  COM      369604103  23,132    1,528,900  SH            SOLE               712,700           816,200
GAP INC                          COM      364760108  20,250      966,608  SH            SOLE               460,408           506,200
GOLDMAN SACHS GROUP INC          COM      38141G104  42,966      254,479  SH            SOLE               120,628           133,851
GLAXOSMITHKLINE PLC           SPONS ADR   37733W105   5,482      129,741  SH            SOLE                59,657            70,084
HEWLETT PACKARD CO               COM      428236103  41,446      804,627  SH            SOLE               382,850           421,777
INTERNATIONAL BUSINESS MACHS     COM      459200101  29,843      227,986  SH            SOLE               110,970           117,016
JOHNSON + JOHNSON                COM      478160104  15,142      235,088  SH            SOLE               110,051           125,037
JPMORGAN CHASE + CO              COM      46625H100  42,761    1,026,189  SH            SOLE               485,674           540,515
KIMBERLY CLARK CORP              COM      494368103   8,684      136,309  SH            SOLE                63,932            72,377
MORGAN STANLEY                 COM NEW    617446448   2,010       67,900  SH            SOLE                19,800            48,100
OMNICOM GROUP                    COM      681919106  20,014      511,222  SH            SOLE               241,046           270,176
PFIZER INC                       COM      717081103  26,312    1,446,521  SH            SOLE               675,961           770,560
PARKER HANNIFIN CORP             COM      701094104  12,913      239,653  SH            SOLE               110,816           128,837
PNC FINL SVCS GROUP INC          COM      693475105  35,556      673,546  SH            SOLE               320,239           353,307
ROYAL DUTCH SHELL PLC        SPONS ADR A  780259206   6,527      108,591  SH            SOLE                51,446            57,145
REPUBLIC SVCS INC                COM      760759100  24,911      879,928  SH            SOLE               408,790           471,138
SYBASE INC                       COM      871130100   9,266      213,500  SH            SOLE                96,437           117,063
AT+T INC                         COM      00206R102   9,209      328,544  SH            SOLE               157,224           171,320
TARGET CORP                      COM      87612E106  37,263      770,372  SH            SOLE               362,700           407,672
TIME WARNER CABLE INC            COM      88732J207  14,686      354,827  SH            SOLE               169,998           184,829
TIME WARNER INC                  COM      887317303   7,546      258,955  SH            SOLE               116,523           142,432
UNITEDHEALTH GROUP INC           COM      91324P102  13,245      434,562  SH            SOLE               202,681           231,881
UNITED TECHNOLOGIES CORP         COM      913017109  35,259      507,977  SH            SOLE               240,105           267,872
VERIZON COMMUNICATIONS           COM      92343V104   4,446      134,213  SH            SOLE                61,103            73,110
WELLS FARGO + CO                 COM      949746101  36,203    1,341,335  SH            SOLE               632,950           708,385
WAL MART STORES INC              COM      931142103  23,009      430,478  SH            SOLE               201,826           228,652
WATSON PHARMACEUTICALS INC       COM      942683103  19,875      501,760  SH            SOLE               231,314           270,446
EXXON MOBIL CORP                 COM      30231G102  37,719      553,142  SH            SOLE               264,959           288,183
ZIONS BANCORP                    COM      989701107  11,436      891,374  SH            SOLE               383,800           507,574